A      N      N      U      A      L         R      E      P      O      R     T
      D   E   C   E   M   B   E   R        3   1   ,        1   9   9   5

                 ---------------------------------------------

                                   WRL SERIES
                                    ANNUITY
                                    ACCOUNT
                 ---------------------------------------------

                              WESTERN RESERVE LIFE
                             ASSURANCE CO. OF OHIO

                                (FILM SUPPLIED)

February 1996
ACC00002-A (2/96)

--------------------------------------------------------------------------------
 T     A     B     L     E     O     F     C     O    N    T    E    N    T    S
--------------------------------------------------------------------------------

                                                                   PAGE
            Reports of Independent Accountants....................   2
            WRL SERIES ANNUITY ACCOUNT
                FREEDOM AND ATTAINER
                Financial Statements:
                     Money Market Sub-Account.....................   4
                     Bond Sub-Account.............................   6
                     Growth Sub-Account...........................   8
                     Short-to-Intermediate Government
                        Sub-Account...............................  10
                     Global Sub-Account...........................  12
                     Equity-Income Sub-Account....................  14
                     Emerging Growth Sub-Account..................  16
                     Aggressive Growth Sub-Account................  18
                     Balanced Sub-Account.........................  20
                     Utility Sub-Account..........................  22
                     Tactical Asset Allocation Sub-Account........  24
                Notes to Financial Statements.....................  26
                BELLWETHER AND CONQUEROR
                Financial Statements:
                     Money Market Sub-Account.....................  28
                     Bond Sub-Account.............................  30
                     Growth Sub-Account...........................  32
                     Short-to-Intermediate Government
                        Sub-Account...............................  34
                     Global Sub-Account...........................  36
                     Equity-Income Sub-Account....................  38
                     Emerging Growth Sub-Account..................  40
                     Aggressive Growth Sub-Account................  42
                     Balanced Sub-Account.........................  44
                     Utility Sub-Account..........................  46
                     Tactical Asset Allocation Sub-Account........  48
                Notes to Financial Statements.....................  50

                     This page is intentionally left blank.

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account -- WRL Freedom Variable Annuity and WRL Freedom Attainer Contracts

     In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of the Money Market, Bond, Growth, Short-to-Intermediate Government, Global, Equity-Income, Emerging Growth, Aggressive Growth, Balanced, Utility and Tactical Asset Allocation Sub-Accounts of the WRL Freedom Variable Annuity and WRL Freedom Attainer Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1995, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1996

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account -- WRL Freedom Bellwether and WRL Freedom Conqueror Contracts

     In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of the Money Market, Bond, Growth, Short-to-Intermediate Government, Global, Equity-Income, Emerging Growth, Aggressive Growth, Balanced, Utility and Tactical Asset Allocation Sub-Accounts of the WRL Freedom Bellwether and WRL Freedom Conqueror Contracts of the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Annuity Account") at December 31, 1995, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Annuity Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Kansas City, Missouri
January 31, 1996

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
MONEY MARKET SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                    DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Money Market Portfolio
      (41,674,159.180 shares;
      cost $ 41,674,159)................     $  41,674,159
  Accrued transfers from (to)
    depositor-net.......................           (78,642)
                                           -----------------
      Total assets......................        41,595,517
                                           -----------------
LIABILITIES:............................                 0
                                           -----------------
      Total net assets..................     $  41,595,517
                                           =====================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Money Market sub-account
      (3,249,712.195690 units;
      $ 12.799754 unit value)...........     $  41,595,517
                                           -----------------
      Total equity......................     $  41,595,517
                                           =====================

STATEMENT OF OPERATIONS

                                              YEAR ENDED
INVESTMENT INCOME:                        DECEMBER 31, 1995
    Dividend income........................    $ 2,212,551
    Capital gain distributions.............              0
                                           -----------------
                                                 2,212,551
EXPENSES:
    Mortality and expense risk charges.....        524,383
                                           -----------------
      Net investment income (loss).........      1,688,168
                                           -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from
      securities transactions..............              0
    Change in unrealized appreciation
      (depreciation).......................              0
                                           -----------------
      Net gain (loss) on investments.......              0
                                           -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.......................    $ 1,688,168
                                           =====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................   $   1,688,168          $   1,004,396
  Net gain (loss) on investments........................................................               0                      0
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................       1,688,168              1,004,396
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................      (5,902,965)            28,604,776
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................          29,037                 28,002
    Policy loans........................................................................             519                    760
    Surrender benefits..................................................................       8,795,944              6,957,926
    Death benefits......................................................................         682,261                247,007
                                                                                        -----------------       -----------------
                                                                                               9,507,761              7,233,695
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................     (15,410,726)            21,371,081
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................     (13,722,558)            22,375,477
EQUITY ACCOUNTS:
  Beginning of period...................................................................      55,318,075             32,942,598
                                                                                        -----------------       -----------------
  End of period.........................................................................   $  41,595,517          $  55,318,075
                                                                                        =====================   ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
MONEY MARKET SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                                        DECEMBER 31
                                                       -----------------------------------------------------------------------------
                                                         1995              1994             1993             1992           1991
                                                       --------          --------         --------         --------       --------
Accumulation unit value, beginning of period....       $  12.29          $  12.03         $  11.89         $  11.68       $  11.24
  Income from operations:
    Net investment income (loss)................            .51               .26              .14              .21            .44
    Net realized and unrealized
      gain (loss) on investments................            .00               .00              .00              .00            .00
                                                       --------          --------         --------         --------       --------
      Total income (loss) from operations.......            .51               .26              .14              .21            .44
                                                       --------          --------         --------         --------       --------
Accumulation unit value, end of period..........       $  12.80          $  12.29         $  12.03         $  11.89       $  11.68
                                                       =========         =========        =========        =========      =========
Total return....................................           4.12%             2.22%            1.16%            1.77%          3.97%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 41,596          $ 55,318         $ 32,943         $ 41,133       $ 29,003
  Ratio of net investment income (loss)
    to average net assets.......................           4.03%             2.28%            1.15%            1.73%          3.80%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
BOND SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Bond Portfolio
      (4,763,081.349 shares;
      cost $ 54,107,222)..................      $ 54,038,141
  Accrued transfers from (to)
    depositor - net.......................            71,024
                                             ------------------
      Total assets........................        54,109,165
                                             ------------------
LIABILITIES:..............................                 0
                                             ------------------
      Total net assets....................      $ 54,109,165
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Bond sub-account
      (2,954,875.125798 units;
      $ 18.311828 unit value).............      $ 54,109,165
                                             ------------------
      Total equity........................      $ 54,109,165
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................    $ 3,087,548
    Capital gain distributions...............              0
                                             -----------------
                                                   3,087,548
EXPENSES:
    Mortality and expense risk charges.......        623,991
                                             -----------------
      Net investment income (loss)...........      2,463,557
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................     (1,060,268)
    Change in unrealized appreciation
      (depreciation).........................      8,234,058
                                             -----------------
      Net gain (loss) on investments.........      7,173,790
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................    $ 9,637,347
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                           YEAR ENDED             YEAR ENDED
                                                                                        DECEMBER 31, 1995      DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)...........................................................   $  2,463,557          $   2,616,153
  Net gain (loss) on investments.........................................................      7,173,790             (7,794,071)
                                                                                         ----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations............................................................      9,637,347             (5,177,918)
                                                                                         ----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)....................................................      2,542,773             (9,743,986)
                                                                                         ----------------       -----------------
  Less cost of units redeemed:
    Administrative charges...............................................................         44,441                 48,686
    Policy loans.........................................................................         22,037                  4,160
    Surrender benefits...................................................................      4,815,578              4,058,706
    Death benefits.......................................................................        381,877                257,005
                                                                                         ----------------       -----------------
                                                                                               5,263,933              4,368,557
                                                                                         ----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions..........................................................     (2,721,160)           (14,112,543)
                                                                                         ----------------       -----------------
    Net increase (decrease) in equity accounts...........................................      6,916,187            (19,290,461)
EQUITY ACCOUNTS:
  Beginning of period....................................................................     47,192,978             66,483,439
                                                                                         ----------------       -----------------
  End of period..........................................................................   $ 54,109,165          $  47,192,978
                                                                                         ==================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
BOND SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                                        DECEMBER 31
                                                       --------------------------------------------------------------------------
                                                         1995              1994             1993             1992          1991
                                                       --------          --------         --------         --------      --------
Accumulation unit value, beginning of period....       $  15.08          $  16.40         $  14.65         $  13.89      $  11.83
  Income from operations:
    Net investment income (loss)................            .83               .72             1.67             1.16          1.04
    Net realized and unrealized
      gain (loss) on investments................           2.40             (2.04)             .08             (.40)         1.02
                                                       --------          --------         --------         --------      --------
      Total income (loss) from operations.......           3.23             (1.32)            1.75              .76          2.06
                                                       --------          --------         --------         --------      --------
Accumulation unit value, end of period..........       $  18.31          $  15.08         $  16.40         $  14.65      $  13.89
                                                       =========         =========        =========        =========     =========
Total return....................................          21.46%            (8.10)%          11.97%            5.44%        17.44%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 54,109          $ 47,193         $ 66,483         $ 52,234      $ 19,312
  Ratio of net investment income (loss)
    to average net assets.......................           4.94%             4.69%           10.94%            8.18%         8.31%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Growth Portfolio
      (16,827,386.954 shares;
      cost $ 438,588,789).................     $ 532,767,521
  Accrued transfers from (to)
    depositor - net.......................          (121,483)
                                             -----------------
      Total assets........................       532,646,038
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $ 532,646,038
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Growth sub-account
      (18,708,617.688150 units;
      $ 28.470625 unit value).............     $ 532,646,038
                                             -----------------
      Total equity........................     $ 532,646,038
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................   $   2,488,933
    Capital gain distributions...............      48,647,538
                                             -----------------
                                                   51,136,471
EXPENSES:
    Mortality and expense risk charges.......       5,775,649
                                             -----------------
      Net investment income (loss)...........      45,360,822
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................       4,749,510
    Change in unrealized appreciation
      (depreciation).........................     120,164,496
                                             -----------------
      Net gain (loss) on investments.........     124,914,006
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................   $ 170,274,828
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................   $  45,360,822         $    (1,301,894)
  Net gain (loss) on investments........................................................     124,914,006             (46,374,872)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................     170,274,828             (47,676,766)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................      (5,005,493)            (80,247,889)
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................         506,610                 579,977
    Policy loans........................................................................         248,376                 117,526
    Surrender benefits..................................................................      39,094,973              33,824,544
    Death benefits......................................................................       2,653,999               2,696,139
                                                                                        -----------------       -----------------
                                                                                              42,503,958              37,218,186
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................     (47,509,451)           (117,466,075)
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................     122,765,377            (165,142,841)
EQUITY ACCOUNTS:
  Beginning of period...................................................................     409,880,661             575,023,502
                                                                                        -----------------       -----------------
  End of period.........................................................................   $ 532,646,038         $   409,880,661
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                              DECEMBER 31
                                                    ----------------------------------------------------------------
                                                      1995               1994              1993              1992
                                                    ---------          ---------         ---------         ---------
Accumulation unit value, beginning of period....    $   19.60          $   21.64         $   21.07         $   20.85
  Income from operations:
    Net investment income (loss)................         2.35               (.06)              .20               .80
    Net realized and unrealized
      gain (loss) on investments................         6.52              (1.98)              .37              (.58)
                                                    ---------          ---------         ---------         ---------
      Total income (loss) from operations.......         8.87              (2.04)              .57               .22
                                                    ---------          ---------         ---------         ---------
Accumulation unit value, end of period..........    $   28.47          $   19.60         $   21.64         $   21.07
                                                    ==========         ==========        ==========        ==========
Total return....................................        45.29%             (9.45)%            2.69%             1.07%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....    $ 532,646          $ 409,881         $ 575,024         $ 555,268
  Ratio of net investment income (loss)
    to average net assets.......................         9.81%              (.28)%             .99%             4.07%


                                                    1991
                                                  ---------
Accumulation unit value, beginning of period....  $   13.21
  Income from operations:
    Net investment income (loss)................       1.61
    Net realized and unrealized
      gain (loss) on investments................       6.03
                                                  ---------
      Total income (loss) from operations.......       7.64
                                                  ---------
Accumulation unit value, end of period..........  $   20.85
                                                  ==========
Total return....................................      57.82%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....  $ 284,934
  Ratio of net investment income (loss)
    to average net assets.......................       9.65%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Short-to-Intermediate Government
      Portfolio
      (875,983.121 shares;
      cost $ 8,891,603)...................      $ 9,124,337
  Accrued transfers from (to)
    depositor - net.......................           88,500
                                             -----------------
      Total assets........................        9,212,837
                                             -----------------
LIABILITIES:..............................                0
                                             -----------------
      Total net assets....................      $ 9,212,837
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Short-to-Intermediate Government
      sub-account
      (806,119.346605 units;
      $ 11.428626 unit value).............      $ 9,212,837
                                             -----------------
      Total equity........................      $ 9,212,837
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................     $ 488,938
    Capital gain distributions...............             0
                                             -----------------
                                                    488,938
EXPENSES:
    Mortality and expense risk charges.......       104,557
                                             -----------------
      Net investment income (loss)...........       384,381
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................       (41,529)
    Change in unrealized appreciation
      (depreciation).........................       612,756
                                             -----------------
      Net gain (loss) on investments.........       571,227
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................     $ 955,608
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................    $   384,381           $     330,663
  Net gain (loss) on investments........................................................        571,227                (502,248)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................        955,608                (171,585)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................      1,015,750                (769,424)
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................          5,833                   4,450
    Policy loans........................................................................              0                       0
    Surrender benefits..................................................................        369,692                 297,964
    Death benefits......................................................................        218,964                  55,618
                                                                                        -----------------       -----------------
                                                                                                594,489                 358,032
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................        421,261              (1,127,456)
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      1,376,869              (1,299,041)
  Depositor's equity contribution (redemption)..........................................              0                (875,032)
EQUITY ACCOUNTS:
  Beginning of period...................................................................      7,835,968              10,010,041
                                                                                        -----------------       -----------------
  End of period.........................................................................    $ 9,212,837           $   7,835,968
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                              DECEMBER 31
                                                       ---------------------------------------------------------
                                                        1995             1994             1993            1992+
                                                       -------          -------         --------         -------
Accumulation unit value, beginning of period....       $ 10.19          $ 10.36         $  10.04         $ 10.00
  Income from operations:
    Net investment income (loss)................           .49              .37              .21             .01
    Net realized and unrealized
      gain (loss) on investments................           .75             (.54)             .11             .03
                                                       -------          -------         --------         -------
      Total income (loss) from operations.......          1.24             (.17)             .32             .04
                                                       -------          -------         --------         -------
Accumulation unit value, end of period..........       $ 11.43          $ 10.19         $  10.36         $ 10.04
                                                       ========         ========        =========        ========
Total return....................................         12.13%           (1.66)%           3.28%            .36%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 9,213          $ 7,836         $ 10,010         $   853
  Ratio of net investment income (loss)
    to average net assets.......................          4.59%            3.67%            2.08%            .14%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
GLOBAL SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Global Portfolio
      (9,113,533.860 shares;
      cost $ 124,272,023)..................    $ 141,402,512
  Accrued transfers from (to)
    depositor - net........................           22,545
                                              ---------------
      Total assets.........................      141,425,057
                                              ---------------
LIABILITIES:...............................                0
                                              ---------------
      Total net assets.....................    $ 141,425,057
                                              ==================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Global sub-account
      (8,682,450.905897 units;
      $ 16.288610 unit value)..............    $ 141,425,057
                                              ---------------
      Total equity.........................    $ 141,425,057
                                              ==================

STATEMENT OF OPERATIONS

                                               YEAR ENDED
                                            DECEMBER 31, 1995
INVESTMENT INCOME:
    Dividend income..........................  $     164,016
    Capital gain distributions...............      5,345,746
                                             ---------------
                                                   5,509,762
EXPENSES:
    Mortality and expense risk charges.......      1,664,224
                                             ---------------
      Net investment income (loss)...........      3,845,538
                                             ---------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................      5,914,444
    Change in unrealized appreciation
      (depreciation).........................     15,487,085
                                             ---------------
      Net gain (loss) on investments.........     21,401,529
                                             ---------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................  $  25,247,067
                                             ==================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                             YEAR ENDED           YEAR ENDED
                                                                                          DECEMBER 31, 1995    DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)............................................................  $   3,845,538         $   4,136,089
  Net gain (loss) on investments..........................................................     21,401,529            (6,392,393)
                                                                                          ---------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations.............................................................     25,247,067            (2,256,304)
                                                                                          ---------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed).....................................................    (18,151,534)           84,482,429
                                                                                          ---------------       -----------------
  Less cost of units redeemed:
    Administrative charges................................................................        125,566               106,615
    Policy loans..........................................................................         93,720                58,910
    Surrender benefits....................................................................      9,634,079             6,378,193
    Death benefits........................................................................        522,441               298,115
                                                                                          ---------------       -----------------
                                                                                               10,375,806             6,841,833
                                                                                          ---------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions...........................................................    (28,527,340)           77,640,596
                                                                                          ---------------       -----------------
    Net increase (decrease) in equity accounts............................................     (3,280,273)           75,384,292
  Depositor's equity contribution (redemption)............................................              0              (343,518)
EQUITY ACCOUNTS:
  Beginning of period.....................................................................    144,705,330            69,664,556
                                                                                          ---------------       -----------------
  End of period...........................................................................  $ 141,425,057         $ 144,705,330
                                                                                          ==================    ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
GLOBAL SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                                DECEMBER 31
                                                       -------------------------------------------------------------
                                                         1995               1994              1993            1992+
                                                       ---------          ---------         --------         -------
Accumulation unit value, beginning of period....       $   13.40          $   13.54         $  10.15         $ 10.00
  Income from operations:
    Net investment income (loss)................             .42                .45              .16            (.01)
    Net realized and unrealized
      gain (loss) on investments................            2.47               (.59)            3.23             .16
                                                       ---------          ---------         --------         -------
      Total income (loss) from operations.......            2.89               (.14)            3.39             .15
                                                       ---------          ---------         --------         -------
Accumulation unit value, end of period..........       $   16.29          $   13.40         $  13.54         $ 10.15
                                                       ==========         ==========        =========        ========
Total return....................................           21.53%             (0.99)%          33.34%           1.52%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 141,425          $ 144,705         $ 69,665         $   254
  Ratio of net investment income (loss)
    to average net assets.......................            2.89%              3.40%            1.40%           (.10)%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
EQUITY-INCOME SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                       DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Equity-Income Portfolio
      (9,044,106.612 shares;
      cost $ 102,470,344).................     $ 116,347,336
  Accrued transfers from (to)
    depositor - net.......................            27,054
                                             -----------------
      Total assets........................       116,374,390
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $ 116,374,390
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Equity-Income sub-account
      (8,550,696.558637 units;
      $ 13.609931 unit value).............     $ 116,374,390
                                             -----------------
      Total equity........................     $ 116,374,390
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................   $   3,065,970
    Capital gain distributions...............       3,036,609
                                             -----------------
                                                    6,102,579
EXPENSES:
    Mortality and expense risk charges.......       1,272,656
                                             -----------------
      Net investment income (loss)...........       4,829,923
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................       1,372,918
    Change in unrealized appreciation
      (depreciation).........................      14,883,128
                                             -----------------
      Net gain (loss) on investments.........      16,256,046
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................   $  21,085,969
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                          YEAR ENDED               YEAR ENDED
                                                                                       DECEMBER 31, 1995        DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss).........................................................  $    4,829,923           $   1,076,841
  Net gain (loss) on investments.......................................................      16,256,046              (2,335,078)
                                                                                       ----------------         -----------------
  Net increase (decrease) in equity accounts
    resulting from operations..........................................................      21,085,969              (1,258,237)
                                                                                       ----------------         -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..................................................      13,068,987              44,646,762
                                                                                       ----------------         -----------------
  Less cost of units redeemed:
    Administrative charges.............................................................          78,077                  58,295
    Policy loans.......................................................................          76,572                  37,072
    Surrender benefits.................................................................       5,988,610               3,214,649
    Death benefits.....................................................................         244,625                 310,619
                                                                                       ----------------         -----------------
                                                                                              6,387,884               3,620,635
                                                                                       ----------------         -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions........................................................       6,681,103              41,026,127
                                                                                       ----------------         -----------------
    Net increase (decrease) in equity accounts.........................................      27,767,072              39,767,890
  Depositor's equity contribution (redemption).........................................               0                (400,244)
EQUITY ACCOUNTS:
  Beginning of period..................................................................      88,607,318              49,239,672
                                                                                       ----------------         -----------------
  End of period........................................................................  $  116,374,390           $  88,607,318
                                                                                       ==================       ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
EQUITY-INCOME SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                       DECEMBER 31
                                                       --------------------------------------------
                                                         1995               1994            1993+
                                                       ---------          --------         --------
Accumulation unit value, beginning of period....       $   11.06          $  11.25         $  10.00
  Income from operations:
    Net investment income (loss)................             .59               .16              .16
    Net realized and unrealized
      gain (loss) on investments................            1.96              (.35)            1.09
                                                       ---------          --------         --------
      Total income (loss) from operations.......            2.55              (.19)            1.25
                                                       ---------          --------         --------
Accumulation unit value, end of period..........       $   13.61          $  11.06         $  11.25
                                                       ==========         =========        =========
Total return....................................           23.11%            (1.77)%          12.54%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 116,374          $ 88,607         $ 49,240
  Ratio of net investment income (loss)
    to average net assets.......................            4.74%             1.43%            1.53%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1993. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
EMERGING GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Emerging Growth Portfolio
      (7,127,118.212 shares;
      cost $ 90,041,427)..................     $ 115,777,426
  Accrued transfers from (to)
    depositor - net.......................            19,882
                                             -----------------
      Total assets........................       115,797,308
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $ 115,797,308
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Emerging Growth sub-account
      (7,059,546.757253 units;
      $ 16.402938 unit value).............     $ 115,797,308
                                             -----------------
      Total equity........................     $ 115,797,308
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................   $      20,806
    Capital gain distributions...............       4,787,424
                                             -----------------
                                                    4,808,230
EXPENSES:
    Mortality and expense risk charges.......       1,218,578
                                             -----------------
      Net investment income (loss)...........       3,589,652
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................       2,139,113
    Change in unrealized appreciation
      (depreciation).........................      29,875,610
                                             -----------------
      Net gain (loss) on investments.........      32,014,723
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................   $  35,604,375
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                         YEAR ENDED                YEAR ENDED
                                                                                      DECEMBER 31, 1995         DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)........................................................   $   3,589,652            $    (971,695)
  Net gain (loss) on investments......................................................      32,014,723               (6,590,759)
                                                                                      -----------------         -----------------
  Net increase (decrease) in equity accounts
    resulting from operations.........................................................      35,604,375               (7,562,454)
                                                                                      -----------------         -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed).................................................       4,113,982               37,504,633
                                                                                      -----------------         -----------------
  Less cost of units redeemed:
    Administrative charges............................................................          87,206                   70,986
    Policy loans......................................................................          68,066                   50,329
    Surrender benefits................................................................       6,989,309                4,504,748
    Death benefits....................................................................         256,599                  175,915
                                                                                      -----------------         -----------------
                                                                                             7,401,180                4,801,978
                                                                                      -----------------         -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.......................................................      (3,287,198)              32,702,655
                                                                                      -----------------         -----------------
    Net increase (decrease) in equity accounts........................................      32,317,177               25,140,201
  Depositor's equity contribution (redemption)........................................               0                 (453,964)
EQUITY ACCOUNTS:
  Beginning of period.................................................................      83,480,131               58,793,894
                                                                                      -----------------         -----------------
  End of period.......................................................................   $ 115,797,308            $  83,480,131
                                                                                      ===================       ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
EMERGING GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                       DECEMBER 31
                                                       --------------------------------------------
                                                         1995               1994            1993+
                                                       ---------          --------         --------
Accumulation unit value, beginning of period....       $   11.31          $  12.37         $  10.00
  Income from operations:
    Net investment income (loss)................             .51              (.13)            (.12)
    Net realized and unrealized
      gain (loss) on investments................            4.58              (.93)            2.49
                                                       ---------          --------         --------
      Total income (loss) from operations.......            5.09             (1.06)            2.37
                                                       ---------          --------         --------
Accumulation unit value, end of period..........       $   16.40          $  11.31         $  12.37
                                                       ==========         =========        =========
Total return....................................           44.97%            (8.51)%          23.67%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 115,797          $ 83,480         $ 58,794
  Ratio of net investment income (loss)
    to average net assets.......................            3.68%            (1.21)%          (1.08)%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1993. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
AGGRESSIVE GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Aggressive Growth Portfolio
      (4,955,328.270 shares;
      cost $ 62,600,410)...................    $  65,659,875
  Accrued transfers from (to)
    depositor - net........................            6,469
                                              ---------------
      Total assets.........................       65,666,344
                                              ---------------
LIABILITIES:...............................                0
                                              ---------------
      Total net assets.....................    $  65,666,344
                                              ==================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Aggressive Growth sub-account
      (4,919,998.493700 units;
      $ 13.346822 unit value)..............    $  65,666,344
                                              ---------------
      Total equity.........................    $  65,666,344
                                              ==================

STATEMENT OF OPERATIONS

                                               YEAR ENDED
INVESTMENT INCOME:                          DECEMBER 31, 1995
    Dividend income..........................  $         231
    Capital gain distributions...............      1,733,749
                                             ---------------
                                                   1,733,980
EXPENSES:
    Mortality and expense risk charges.......        613,964
                                             ---------------
      Net investment income (loss)...........      1,120,016
                                             ---------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................      7,737,806
    Change in unrealized appreciation
      (depreciation).........................      2,288,562
                                             ---------------
      Net gain (loss) on investments.........     10,026,368
                                             ---------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................  $  11,146,384
                                             ==================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS


                                                                                           YEAR ENDED            PERIOD ENDED
                                                                                        DECEMBER 31, 1995      DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss)...........................................................  $   1,120,016          $    (80,782)
  Net gain (loss) on investments.........................................................     10,026,368               778,869
                                                                                         ---------------       ------------------
  Net increase (decrease) in equity accounts
    resulting from operations............................................................     11,146,384               698,087
                                                                                         ---------------       ------------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)....................................................     39,257,963            17,820,479
                                                                                         ---------------       ------------------
  Less cost of units redeemed:
    Administrative charges...............................................................         33,386                 5,692
    Policy loans.........................................................................          6,188                13,935
    Surrender benefits...................................................................      2,866,706               187,507
    Death benefits.......................................................................        113,112                16,688
                                                                                         ---------------       ------------------
                                                                                               3,019,392               223,822
                                                                                         ---------------       ------------------
    Increase (decrease) in equity accounts from
      capital unit transactions..........................................................     36,238,571            17,596,657
                                                                                         ---------------       ------------------
    Net increase (decrease) in equity accounts...........................................     47,384,955            18,294,744
  Depositor's equity contribution (redemption)...........................................       (273,355)              260,000
EQUITY ACCOUNTS:
  Beginning of period....................................................................     18,554,744                     0
                                                                                         ---------------       ------------------
  End of period..........................................................................  $  65,666,344          $ 18,554,744
                                                                                         ==================    ====================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
AGGRESSIVE GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                 DECEMBER 31
                                                       -------------------------------
                                                         1995                1994+
                                                       --------          -------------
Accumulation unit value, beginning of period....       $   9.79            $   10.00
  Income from operations:
    Net investment income (loss)................            .29                 (.08)
    Net realized and unrealized
      gain (loss) on investments................           3.27                 (.13)
                                                       --------          -------------
      Total income (loss) from operations.......           3.56                 (.21)
                                                       --------          -------------
Accumulation unit value, end of period..........       $  13.35            $    9.79
                                                       =========         ==============
Total return....................................          36.31%               (2.08)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 65,666            $  18,555
  Ratio of net investment income (loss)
    to average net assets.......................           2.28%                (.87)%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
BALANCED SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Balanced Portfolio
      (1,062,225.463 shares;
      cost $ 10,392,463)..................     $  11,296,250
  Accrued transfers from (to) depositor -
      net.................................            46,390
                                             -----------------
      Total assets........................        11,342,640
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $  11,342,640
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Balanced sub-account
      (1,005,549.334847 units;
      $ 11.060063 unit value).............     $  11,121,439
  Depositors' equity:
      Balanced sub-account
      (20,000.000000 units;
      $ 11.060063 unit value).............           221,201
                                             -----------------
      Total equity........................     $  11,342,640
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................    $   392,147
    Capital gain distributions...............              0
                                             -----------------
                                                     392,147
EXPENSES:
    Mortality and expense risk charges.......        119,413
                                             -----------------
      Net investment income (loss)...........        272,734
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................        (73,146)
    Change in unrealized appreciation
      (depreciation).........................      1,427,476
                                             -----------------
      Net gain (loss) on investments.........      1,354,330
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................    $ 1,627,064
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                          YEAR ENDED              PERIOD ENDED
                                                                                       DECEMBER 31, 1995       DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss).........................................................   $     272,734           $    119,119
  Net gain (loss) on investments.......................................................       1,354,330               (551,576)
                                                                                       -----------------       ------------------
  Net increase (decrease) in equity accounts
    resulting from operations..........................................................       1,627,064               (432,457)
                                                                                       -----------------       ------------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..................................................       1,328,562              9,787,082
                                                                                       -----------------       ------------------
  Less cost of units redeemed:
    Administrative charges.............................................................           7,018                  2,320
    Policy loans.......................................................................           2,452                      0
    Surrender benefits.................................................................         967,365                157,239
    Death benefits.....................................................................          15,181                 16,036
                                                                                       -----------------       ------------------
                                                                                                992,016                175,595
                                                                                       -----------------       ------------------
    Increase (decrease) in equity accounts from
      capital unit transactions........................................................         336,546              9,611,487
                                                                                       -----------------       ------------------
    Net increase (decrease) in equity accounts.........................................       1,963,610              9,179,030
  Depositor's equity contribution (redemption).........................................               0                200,000
EQUITY ACCOUNTS:
    Beginning of period................................................................       9,379,030                      0
                                                                                       -----------------       ------------------
    End of period......................................................................   $  11,342,640           $  9,379,030
                                                                                       ===================     ====================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
BALANCED SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                              DECEMBER 31
                                                       -------------------------
                                                         1995             1994+
                                                       --------          -------
Accumulation unit value, beginning of period....       $   9.35          $ 10.00
  Income from operations:
    Net investment income (loss)................            .29              .21
    Net realized and unrealized
      gain (loss) on investment.................           1.42             (.86)
                                                       --------          -------
      Total income (loss) from operations.......           1.71             (.65)
                                                       --------          -------
Accumulation unit value, end of period..........       $  11.06          $  9.35
                                                       =========         ========
Total return....................................          18.31%           (6.52)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 11,343          $ 9,379
  Ratio of net investment income (loss)
    to average net assets.......................           2.85%            2.19%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date for this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
UTILITY SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Utility Portfolio
      (1,068,985.043 shares;
      cost $ 10,790,356)..................     $  11,891,030
  Accrued transfers from (to)
    depositor - net.......................              (717)
                                             -----------------
      Total assets........................        11,890,313
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $  11,890,313
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Utility sub-account
      (995,802.519903 units;
      $ 11.705339 unit value).............     $  11,656,206
  Depositors' equity:
      Utility sub-account
      (20,000.000000 units;
      $ 11.705339 unit value).............           234,107
                                             -----------------
      Total equity........................     $  11,890,313
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................    $   395,129
    Capital gain distributions...............         89,266
                                             -----------------
                                                     484,395
EXPENSES:
    Mortality and expense risk charges.......        109,747
                                             -----------------
      Net investment income (loss)...........        374,648
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................        184,548
    Change in unrealized appreciation
      (depreciation).........................      1,290,359
                                             -----------------
      Net gain (loss) on investments.........      1,474,907
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................    $ 1,849,555
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                         YEAR ENDED              PERIOD ENDED
                                                                                      DECEMBER 31, 1995       DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss)......................................................    $     374,648             $    96,446
  Net gain (loss) on investments....................................................        1,474,907                (215,857)
                                                                                      -----------------       -------------------
  Net increase (decrease) in equity accounts
    resulting from operations.......................................................        1,849,555                (119,411)
                                                                                      -----------------       -------------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...............................................        5,047,279               5,527,578
                                                                                      -----------------       -------------------
  Less cost of units redeemed:
    Administrative charges..........................................................            5,178                   1,365
    Policy loans....................................................................            3,519                       0
    Surrender benefits..............................................................          491,819                  84,844
    Death benefits..................................................................           12,014                  15,949
                                                                                      -----------------       -------------------
                                                                                              512,530                 102,158
                                                                                      -----------------       -------------------
    Increase (decrease) in equity accounts from
      capital unit transactions.....................................................        4,534,749               5,425,420
                                                                                      -----------------       -------------------
    Net increase (decrease) in equity accounts......................................        6,384,304               5,306,009
  Depositor's equity contribution (redemption)......................................                0                 200,000
EQUITY ACCOUNTS:
  Beginning of period...............................................................        5,506,009                       0
                                                                                      -----------------       -------------------
  End of period.....................................................................    $  11,890,313             $ 5,506,009
                                                                                      ===================     ====================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
UTILITY SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                DECEMBER 31
                                                       -----------------------------
                                                         1995               1994+
                                                       --------          -----------
Accumulation unit value, beginning of period....       $   9.46            $ 10.00
  Income from operations:
    Net investment income (loss)................            .45                .32
    Net realized and unrealized
      gain (loss) on investment.................           1.80               (.86)
                                                       --------          -----------
      Total income (loss) from operations.......           2.25               (.54)
                                                       --------          -----------
Accumulation unit value, end of period..........       $  11.71            $  9.46
                                                       =========         =============
Total return....................................          23.70%             (5.37)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 11,890            $ 5,506
  Ratio of net investment income (loss)
    to average net assets.......................           4.26%              3.39%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date for this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
TACTICAL ASSET ALLOCATION SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Tactical Asset Allocation Portfolio
      (3,043,449.777 shares;
      cost $ 32,640,869)..................     $  34,976,238
  Accrued transfers from (to)
    depositor - net.......................           (66,294)
                                             -----------------
      Total assets........................        34,909,944
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $  34,909,944
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Tactical Asset Allocation
      sub-account (2,943,255.419068 units;
      $ 11.860997 unit value).............     $  34,909,944
                                             -----------------
      Total equity........................     $  34,909,944
                                             ===================

STATEMENT OF OPERATIONS


                                               PERIOD ENDED
INVESTMENT INCOME:                          DECEMBER 31, 1995*
    Dividend income.........................    $    710,681
    Capital gain distributions..............         634,971
                                            ------------------
                                                   1,345,652
EXPENSES:
    Mortality and expense risk charges......         258,372
                                            ------------------
      Net investment income (loss)..........       1,087,280
                                            ------------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions..........................         258,822
    Change in unrealized appreciation
      (depreciation)........................       2,335,369
                                            ------------------
      Net gain (loss) on investments........       2,594,191
                                            ------------------
        Net increase (decrease) in equity
          accounts resulting from
          operations........................    $  3,681,471
                                            ====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                                                  PERIOD ENDED
                                                                                                               DECEMBER 31, 1995*
OPERATIONS:
  Net investment income (loss).................................................................................    $  1,087,280
  Net gain (loss) on investments...............................................................................       2,594,191
                                                                                                               ------------------
  Net increase (decrease) in equity accounts
    resulting from operations..................................................................................       3,681,471
                                                                                                               ------------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..........................................................................      32,279,325
                                                                                                               ------------------
  Less cost of units redeemed:
    Administrative charges.....................................................................................          10,562
    Policy loans...............................................................................................          34,893
    Surrender benefits.........................................................................................         983,608
    Death benefits.............................................................................................          14,621
                                                                                                               ------------------
                                                                                                                      1,043,684
                                                                                                               ------------------
    Increase (decrease) in equity accounts from
      capital unit transactions................................................................................      31,235,641
                                                                                                               ------------------
    Net increase (decrease) in equity accounts.................................................................      34,917,112
    Depositor's equity contribution (redemption)...............................................................          (7,168)
EQUITY ACCOUNTS:
  Beginning of period..........................................................................................               0
                                                                                                               ------------------
  End of period................................................................................................    $ 34,909,944
                                                                                                               ====================

*  The inception date of this sub-account was January 3, 1995.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
TACTICAL ASSET ALLOCATION SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                       DECEMBER 31
                                                       -----------
                                                          1995+
                                                       -----------
Accumulation unit value, beginning of period....        $   10.00
  Income from operations:
    Net investment income (loss)................              .58
    Net realized and unrealized
      gain (loss) on investments................             1.28
                                                       -----------
      Total income (loss) from operations.......             1.86
                                                       -----------
Accumulation unit value, end of period..........        $   11.86
                                                       =============
Total return....................................            18.61%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $  34,910
  Ratio of net investment income (loss)
    to average net assets.......................             5.25%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception of this sub-account was January 3, 1995. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1995

NOTE 1 - ORGANIZATION AND SUMMARY OF
           SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Annuity #1"); the WRL Freedom Bellwether and the WRL Freedom Conqueror ("Annuity #2"). Each contains eleven investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These portfolios and their respective investment management organizations are as follows:

      PORTFOLIO               INVESTMENT MANAGER
----------------------  ------------------------------
Money Market            Janus Capital Corporation
                          ("JCC")
Bond                    JCC
Growth                  JCC
Short-to-Intermediate   AEGON USA Investment
  Government              Management, Inc. ("AEGON
                          Management")
Global                  JCC
Equity-Income           Luther King Capital Management
                          Corporation
Emerging Growth         Van Kampen American Capital
                          Asset Management, Inc.
Aggressive Growth       Fred Alger Management, Inc.
Balanced                AEGON Management
Utility                 Federated Investment
                          Counseling
Tactical Asset          Dean Investment Associates
  Allocation

     WRL and AEGON Management are indirectly wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

     On January 3, 1995, WRL made an initial contribution of $150,000 to the Annuity Account, Tactical Asset Allocation sub-account, for which WRL received 15,000.000000 units. On April 20, 1995, WRL redeemed the initial contribution in the Annuity Account, Tactical Asset Allocation sub-account, for $157,168.

     Annuity #1 sub-accounts hold assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL, which issued the first of such Contracts on February 24, 1989. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A.  VALUATION OF INVESTMENTS

    The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on December 31, 1995. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.  FEDERAL INCOME TAXES

    The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
FREEDOM AND ATTAINER
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 2 - CHARGES AND DEDUCTIONS

     Charges are assessed by WRL in connection with issuance and administration of the Contracts.

A.  CONTRACT CHARGES

    No deduction for sales expenses are made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

    On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B.  ANNUITY #1 SUB-ACCOUNTS CHARGES

    A daily charge equal to an annual rate of 1.25% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 - DIVIDENDS AND DISTRIBUTIONS

     Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are declared and reinvested semi-annually, while capital gain distributions are declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Annuity Account the next business day after declaration.

NOTE 4 - OTHER MATTERS

     As of December 31, 1995 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
Money Market........................... $        n/a
Bond...................................      (69,081)
Growth.................................   94,178,732
Short-to-Intermediate Government.......      232,734
Global.................................   17,130,489
Equity-Income..........................   13,876,992
Emerging Growth........................   25,735,999
Aggressive Growth......................    3,059,465
Balanced...............................      903,787
Utility................................    1,100,674
Tactical Asset Allocation..............    2,335,369

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
MONEY MARKET SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Money Market Portfolio
      (28,030,825.490 shares;
      cost $ 28,030,825)..................     $  28,030,825
  Accrued transfers from (to)
    depositor - net.......................           492,914
                                             -----------------
      Total assets........................        28,523,739
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $  28,523,729
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Money Market sub-account
      (2,658,930.855662 units;
      $ 10.727522 unit value).............     $  28,523,729
                                             -----------------
      Total equity........................     $  28,523,729
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................    $ 1,785,101
    Capital gain distributions...............              0
                                             -----------------
                                                   1,785,101
EXPENSES:
    Mortality and expense risk charges.......        471,597
                                             -----------------
      Net investment income (loss)...........      1,313,504
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................              0
    Change in unrealized appreciation
      (depreciation).........................              0
                                             -----------------
      Net gain (loss) on investments.........              0
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................    $ 1,313,504
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................   $   1,313,504          $     459,257
  Net gain (loss) on investments........................................................               0                      0
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................       1,313,504                459,257
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................       3,849,894             23,523,915
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................          15,085                  6,710
    Policy loans........................................................................          30,025                  8,799
    Surrender benefits..................................................................       4,807,455              4,098,786
    Death benefits......................................................................         324,411                 15,941
                                                                                        -----------------       -----------------
                                                                                               5,176,976              4,130,236
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................      (1,327,082)            19,393,679
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................         (13,578)            19,852,936
  Depositor's equity contribution (redemption)..........................................               0               (101,154)
EQUITY ACCOUNTS:
  Beginning of period...................................................................      28,537,317              8,785,535
                                                                                        -----------------       -----------------
  End of period.........................................................................   $  28,523,739          $  28,537,317
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
MONEY MARKET SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                              DECEMBER 31
                                                       ----------------------------------------------------------
                                                         1995              1994            1993            1992+
                                                       --------          --------         -------         -------
Accumulation unit value, beginning of period....       $  10.32          $  10.11         $ 10.01         $ 10.00
  Income from operations:
    Net investment income (loss)................            .41               .21             .10             .01
    Net realized and unrealized
      gain (loss) on investment.................            .00               .00             .00             .00
                                                       --------          --------         -------         -------
      Total income (loss) from operations.......            .41               .21             .10             .01
                                                       --------          --------         -------         -------
Accumulation unit value, end of period..........       $  10.73          $  10.32         $ 10.11         $ 10.01
                                                       =========         =========        ========        ========
Total return....................................           3.96%             2.07%           1.01%            .09%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 28,524          $ 28,537         $ 8,786         $   100
  Ratio of net investment income (loss)
    to average net assets.......................           3.89%             2.26%           1.03%            .09%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
BOND SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Bond Portfolio
      (2,896,630.562 shares;
      cost $ 31,815,193)..................     $  32,862,871
  Accrued transfers from (to)
    depositor - net.......................           (91,340)
                                             -----------------
      Total assets........................        32,771,531
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $  32,771,531
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Bond sub-account
      (2,598,178.000140 units;
      $ 12.613274 unit value).............     $  32,771,531
                                             -----------------
      Total equity........................     $  32,771,531
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................    $ 1,677,332
    Capital gain distributions...............              0
                                             -----------------
                                                   1,677,332
EXPENSES:
    Mortality and expense risk charges.......        342,765
                                             -----------------
      Net investment income (loss)...........      1,334,567
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................       (730,842)
    Change in unrealized appreciation
      (depreciation).........................      3,995,845
                                             -----------------
      Net gain (loss) on investments.........      3,265,003
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................    $ 4,599,570
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................   $   1,334,567          $     916,610
  Net gain (loss) on investments........................................................       3,265,003             (2,612,594)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................       4,599,570             (1,695,984)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................      12,376,956              3,605,645
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................          20,247                 13,632
    Policy loans........................................................................               0                 20,454
    Surrender benefits..................................................................       1,650,718              1,327,499
    Death benefits......................................................................         147,684                 99,837
                                                                                        -----------------       -----------------
                                                                                               1,818,649              1,461,422
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................      10,558,307              2,144,223
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      15,157,877                448,239
  Depositor's equity contribution (redemption)..........................................               0               (114,957)
EQUITY ACCOUNTS:
  Beginning of period...................................................................      17,613,654             17,280,372
                                                                                        -----------------       -----------------
  End of period.........................................................................   $  32,771,531          $  17,613,654
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
BOND SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                               DECEMBER 31
                                                       -----------------------------------------------------------
                                                         1995              1994             1993            1992+
                                                       --------          --------         --------         -------
Accumulation unit value, beginning of period....       $  10.40          $  11.33         $  10.14         $ 10.00
  Income from operations:
    Net investment income (loss)................            .64               .52             2.69             .64
    Net realized and unrealized
      gain (loss) on investment.................           1.57             (1.45)           (1.50)           (.50)
                                                       --------          --------         --------         -------
      Total income (loss) from operations.......           2.21              (.93)            1.19             .14
                                                       --------          --------         --------         -------
Accumulation unit value, end of period..........       $  12.61          $  10.40         $  11.33         $ 10.14
                                                       ========          ========         ========         =======
Total return....................................          21.28%            (8.23)%          11.81%           1.36%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 32,772          $ 17,614         $ 17,280         $   101
  Ratio of net investment income (loss)
    to average net assets.......................           5.45%             4.91%           24.79%           6.30%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Growth Portfolio
      (6,230,854.928 shares;
      cost $ 168,790,057).................     $ 197,273,481
  Accrued transfers from (to)
    depositor - net.......................           865,103
                                             -----------------
      Total assets........................       198,138,584
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $ 198,138,584
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Growth sub-account
      (14,387,637.262853 units;
      $ 13.771447 unit value).............     $ 198,138,584
                                             -----------------
      Total equity........................     $ 198,138,584
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................   $     870,370
    Capital gain distributions...............      18,013,240
                                             -----------------
                                                   18,883,610
EXPENSES:
    Mortality and expense risk charges.......       2,119,146
                                             -----------------
      Net investment income (loss)...........      16,764,464
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................       1,525,607
    Change in unrealized appreciation
      (depreciation).........................      36,791,275
                                             -----------------
      Net gain (loss) on investments.........      38,316,882
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................   $  55,081,346
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................   $  16,764,464          $    (259,963)
  Net gain (loss) on investments........................................................      38,316,882             (9,453,848)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................      55,081,346             (9,713,811)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................      40,690,699             41,203,631
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................         173,999                115,349
    Policy loans........................................................................          36,385                 28,887
    Surrender benefits..................................................................       9,406,104              5,780,272
    Death benefits......................................................................         399,627                490,389
                                                                                        -----------------       -----------------
                                                                                              10,016,115              6,414,897
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................      30,674,584             34,788,734
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      85,755,930             25,074,923
  Depositor's equity contribution (redemption)..........................................               0               (107,288)
EQUITY ACCOUNTS:
  Beginning of period...................................................................     112,382,654             87,415,019
                                                                                        -----------------       -----------------
  End of period.........................................................................   $ 198,138,584          $ 112,382,654
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                                DECEMBER 31
                                                       -------------------------------------------------------------
                                                         1995               1994              1993            1992+
                                                       ---------          ---------         --------         -------
Accumulation unit value, beginning of period....       $    9.49          $   10.50         $  10.24         $ 10.00
  Income from operations:
    Net investment income (loss)................            1.30               (.03)             .31             .39
    Net realized and unrealized
      gain (loss) on investment.................            2.98               (.98)            (.05)           (.15)
                                                       ---------          ---------         --------         -------
      Total income (loss) from operations.......            4.28              (1.01)             .26             .24
                                                       ---------          ---------         --------         -------
Accumulation unit value, end of period..........       $   13.77          $    9.49         $  10.50         $ 10.24
                                                       ==========         ==========        =========        ========
Total return....................................           45.08%             (9.58)%           2.55%           2.38%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 198,139          $ 112,383         $ 87,415         $   102
  Ratio of net investment income (loss)
    to average net assets.......................           11.07%              (.26)%           3.14%           3.82%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Short-to-Intermediate Government
      Portfolio
      (1,246,554.162 shares;
      cost $ 12,607,061)..................     $  12,984,245
  Accrued transfers from (to)
    depositor - net.......................             1,297
                                             -----------------
      Total assets........................        12,985,542
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $  12,985,542
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Short-to-Intermediate Government
      sub-account
      (1,141,492.807778 units;
      $ 11.375930 unit value).............     $  12,985,542
                                             -----------------
      Total equity........................     $  12,985,542
                                             ===================

STATEMENT OF OPERATIONS

                                              YEAR ENDED
INVESTMENT INCOME:                         DECEMBER 31, 1995
    Dividend income........................    $   672,129
    Capital gain distributions.............              0
                                           -----------------
                                                   672,129
EXPENSES:
    Mortality and expense risk charges.....        162,554
                                           -----------------
      Net investment income (loss).........        509,575
                                           -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from
      securities transactions..............       (190,002)
    Change in unrealized appreciation
      (depreciation).......................        991,022
                                           -----------------
      Net gain (loss) on investments.......        801,020
                                           -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.......................    $ 1,310,595
                                           =====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................   $     509,575          $     451,637
  Net gain (loss) on investments........................................................         801,020               (688,949)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................       1,310,595               (237,312)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................       1,293,887                 21,957
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................           7,052                  5,707
    Policy loans........................................................................          31,238                 34,109
    Surrender benefits..................................................................       1,086,564                728,811
    Death benefits......................................................................         143,519                 57,574
                                                                                        -----------------       -----------------
                                                                                               1,268,373                826,201
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................          25,514               (804,244)
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................       1,336,109             (1,041,556)
  Depositor's equity contribution (redemption)..........................................               0               (873,292)
EQUITY ACCOUNTS:
  Beginning of period...................................................................      11,649,433             13,564,281
                                                                                        -----------------       -----------------
  End of period.........................................................................   $  12,985,542          $  11,649,433
                                                                                        =====================   ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
SHORT-TO-INTERMEDIATE GOVERNMENT SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                               DECEMBER 31
                                                       -----------------------------------------------------------
                                                         1995              1994             1993            1992+
                                                       --------          --------         --------         -------
Accumulation unit value, beginning of period....       $  10.16          $  10.35         $  10.03         $ 10.00
  Income from operations:
    Net investment income (loss)................            .48               .37              .30             .01
    Net realized and unrealized
      gain (loss) on investments................            .74              (.56)             .02             .02
                                                       --------          --------         --------         -------
      Total income (loss) from operations.......           1.22              (.19)             .32             .03
                                                       --------          --------         --------         -------
Accumulation unit value, end of period..........       $  11.38          $  10.16         $  10.35         $ 10.03
                                                       =========         =========        =========        ========
Total return....................................          11.96%            (1.81)%           3.12%            .35%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 12,986          $ 11,649         $ 13,564         $   853
  Ratio of net investment income (loss)
    to average net assets.......................           4.39%             3.68%            2.98%            .13%

 * The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
GLOBAL SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Global Portfolio
      (7,156,669.202 shares;
      cost $ 98,775,431)..................     $ 111,040,456
  Accrued transfers from (to)
    depositor - net.......................           917,976
                                             -----------------
      Total assets........................       111,958,432
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $ 111,958,432
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Global sub-account
      (6,903,572.974135 units;
      $ 16.217462 unit value).............     $ 111,958,432
                                             -----------------
      Total equity........................     $ 111,958,432
                                             ===================

STATEMENT OF OPERATIONS

                                                 YEAR ENDED
                                              DECEMBER 31, 1995
INVESTMENT INCOME:
    Dividend income...........................   $    125,670
    Capital gain distributions................      4,197,903
                                              ----------------
                                                    4,323,573
EXPENSES:
    Mortality and expense risk charges........      1,386,678
                                              ----------------
      Net investment income (loss)............      2,936,895
                                              ----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions............................      4,357,331
    Change in unrealized appreciation
      (depreciation)..........................     12,210,581
                                              ----------------
      Net gain (loss) on investments..........     16,567,912
                                              ----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations..........................   $ 19,504,807
                                              ==================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................   $   2,936,895          $   2,765,212
  Net gain (loss) on investments........................................................      16,567,912             (3,980,604)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................      19,504,807             (1,215,392)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................       3,172,478             71,394,070
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................         106,341                 44,761
    Policy loans........................................................................           5,024                  9,824
    Surrender benefits..................................................................       5,972,420              3,590,878
    Death benefits......................................................................         464,451                266,183
                                                                                        -----------------       -----------------
                                                                                               6,548,236              3,911,646
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................      (3,375,758)            67,482,424
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      16,129,049             66,267,032
  Depositor's equity contribution (redemption)..........................................               0               (342,963)
EQUITY ACCOUNTS:
  Beginning of period...................................................................      95,829,383             29,905,314
                                                                                        -----------------       -----------------
  End of period.........................................................................   $ 111,958,432          $  95,829,383
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
GLOBAL SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                               DECEMBER 31
                                                       ------------------------------------------------------------
                                                         1995               1994             1993            1992+
                                                       ---------          --------         --------         -------
Accumulation unit value, beginning of period....       $   13.36          $  13.52         $  10.15         $ 10.00
  Income from operations:
    Net investment income (loss)................             .43               .53              .11            (.01)
    Net realized and unrealized
      gain (loss) on investment.................            2.43              (.69)            3.26             .16
                                                       ---------          --------         --------         -------
      Total income (loss) from operations.......            2.86              (.16)            3.37             .15
                                                       ---------          --------         --------         -------
Accumulation unit value, end of period..........       $   16.22          $  13.36         $  13.52         $ 10.15
                                                       ==========         =========        =========        ========
Total return....................................           21.35%            (1.14)%          33.17%           1.51%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 111,958          $ 95,829         $ 29,905         $   254
  Ratio of net investment income (loss)
    to average net assets.......................            2.96%             3.95%             .99%           (.11)%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was December 3, 1992. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
EQUITY-INCOME SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Equity-Income Portfolio
      (7,836,733.175 shares;
      cost $ 89,819,964)..................     $ 100,815,159
  Accrued transfers from (to)
    depositor - net.......................           835,949
                                             -----------------
      Total assets........................       101,651,108
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $ 101,651,108
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Equity-Income sub-account
      (7,498,915.593967 units;
      $ 13.555441 unit value).............     $ 101,651,108
                                             -----------------
      Total equity........................     $ 101,651,108
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................   $   2,624,380
    Capital gain distributions...............       2,631,227
                                             -----------------
                                                    5,255,607
EXPENSES:
    Mortality and expense risk charges.......       1,194,121
                                             -----------------
      Net investment income (loss)...........       4,061,486
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................       1,477,909
    Change in unrealized appreciation
      (depreciation).........................      11,986,591
                                             -----------------
      Net gain (loss) on investments.........      13,464,500
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................   $  17,525,986
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................   $   4,061,486          $     802,343
  Net gain (loss) on investments........................................................      13,464,500             (1,600,649)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................      17,525,986               (798,306)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................      17,763,181             47,358,710
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................          71,983                 30,989
    Policy loans........................................................................               0                 22,759
    Surrender benefits..................................................................       4,611,616              2,510,372
    Death benefits......................................................................         687,018                175,728
                                                                                        -----------------       -----------------
                                                                                               5,370,617              2,739,848
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................      12,392,564             44,618,862
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      29,918,550             43,820,556
  Depositor's equity contribution (redemption)..........................................               0               (399,714)
EQUITY ACCOUNTS:
  Beginning of period...................................................................      71,732,558             28,311,716
                                                                                        -----------------       -----------------
  End of period.........................................................................   $ 101,651,108          $  71,732,558
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
EQUITY-INCOME SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                        DECEMBER 31
                                                       ---------------------------------------------
                                                          1995               1994            1993+
                                                       ----------          --------         --------
Accumulation unit value, beginning of period....       $    11.03          $  11.24         $  10.00
  Income from operations:
    Net investment income (loss)................              .59               .16              .20
    Net realized and unrealized
      gain (loss) on investment.................             1.94              (.37)            1.04
                                                       ----------          --------         --------
      Total income (loss) from operations.......             2.53              (.21)            1.24
                                                       ----------          --------         --------
Accumulation unit value, end of period..........       $    13.56          $  11.03         $  11.24
                                                       ==========          =========        =========
Total return....................................            22.93%            (1.92)%          12.43%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $  101,651          $ 71,733         $ 28,312
  Ratio of net investment income (loss)
    to average net assets.......................             4.76%             1.49%            1.87%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1993. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
EMERGING GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Emerging Growth Portfolio
      (6,452,411.758 shares;
      cost $ 82,403,820)..................    $   104,817,068
  Accrued transfers from (to)
    depositor - net.......................            297,742
                                             -----------------
      Total assets........................        105,114,810
                                             -----------------
LIABILITIES:..............................                  0
                                             -----------------
      Total net assets....................    $   105,114,810
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Emerging Growth sub-account
      (6,434,050.653589 units;
      $ 16.337268 unit value).............    $   105,114,810
                                             -----------------
      Total equity........................    $   105,114,810
                                             ===================

STATEMENT OF OPERATIONS

                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................   $      18,082
    Capital gain distributions...............       4,331,176
                                             -----------------
                                                    4,349,258
EXPENSES:
    Mortality and expense risk charges.......       1,160,134
                                             -----------------
      Net investment income (loss)...........       3,189,124
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................       2,726,445
    Change in unrealized appreciation
      (depreciation).........................      24,715,163
                                             -----------------
      Net gain (loss) on investments.........      27,441,608
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................   $  30,630,732
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                           YEAR ENDED              YEAR ENDED
                                                                                        DECEMBER 31, 1995       DECEMBER 31, 1994
OPERATIONS:
  Net investment income (loss)..........................................................   $   3,189,124          $    (644,417)
  Net gain (loss) on investments........................................................      27,441,608             (3,294,972)
                                                                                        -----------------       -----------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................      30,630,732             (3,939,389)
                                                                                        -----------------       -----------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................      16,786,688             43,904,600
                                                                                        -----------------       -----------------
  Less cost of units redeemed:
    Administrative charges..............................................................          85,948                 34,882
    Policy loans........................................................................          13,781                 13,553
    Surrender benefits..................................................................       4,544,091              2,178,811
    Death benefits......................................................................         273,410                113,827
                                                                                        -----------------       -----------------
                                                                                               4,917,230              2,341,073
                                                                                        -----------------       -----------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................      11,869,458             41,563,527
                                                                                        -----------------       -----------------
    Net increase (decrease) in equity accounts..........................................      42,500,190             37,624,138
  Depositor's equity contribution (redemption)..........................................               0               (453,363)
EQUITY ACCOUNTS:
  Beginning of period...................................................................      62,614,620             25,443,845
                                                                                        -----------------       -----------------
  End of period.........................................................................   $ 105,114,810          $  62,614,620
                                                                                        ===================     ===================

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
EMERGING GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                       DECEMBER 31
                                                       --------------------------------------------
                                                         1995               1994            1993+
                                                       ---------          --------         --------
Accumulation unit value, beginning of period....       $   11.29          $  12.35         $  10.00
  Income from operations:
    Net investment income (loss)................             .54              (.15)            (.14)
    Net realized and unrealized
      gain (loss) on investments................            4.51              (.91)            2.49
                                                       ---------          --------         --------
      Total income (loss) from operations.......            5.05             (1.06)            2.35
                                                       ---------          --------         --------
Accumulation unit value, end of period..........       $   16.34          $  11.29         $  12.35
                                                       ==========         =========        =========
Total return....................................           44.75%            (8.65)%          23.54%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 105,115          $ 62,615         $ 25,444
  Ratio of net investment income (loss)
    to average net assets.......................            3.85%            (1.33)%          (1.20)%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1993. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
AGGRESSIVE GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Aggressive Growth Portfolio
      (4,500,269.637 shares;
      cost $ 55,918,903)...................    $  59,630,183
  Accrued transfers from (to)
    depositor - net........................          789,360
                                              ---------------
      Total assets.........................       60,419,543
                                              ---------------
LIABILITIES:...............................                0
                                              ---------------
      Total net assets.....................    $  60,419,543
                                              ==================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Aggressive Growth sub-account
      (4,538,243.619699 units;
      $ 13.313420 unit value)..............    $  60,419,543
                                              ---------------
      Total equity.........................    $  60,419,543
                                              ==================

STATEMENT OF OPERATIONS

                                               YEAR ENDED
INVESTMENT INCOME:                          DECEMBER 31, 1995
    Dividend income..........................   $       167
    Capital gain distributions...............     1,574,535
                                             ---------------
                                                  1,574,702
EXPENSES:
    Mortality and expense risk charges.......       496,029
                                             ---------------
      Net investment income (loss)...........     1,078,673
                                             ---------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................     2,166,499
    Change in unrealized appreciation
      (depreciation).........................     3,287,005
                                             ---------------
      Net gain (loss) on investments.........     5,453,504
                                             ---------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................   $ 6,532,177
                                             ==================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                          YEAR ENDED              PERIOD ENDED
                                                                                       DECEMBER 31, 1995       DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss).........................................................   $   1,078,673           $    (50,309)
  Net gain (loss) on investments.......................................................       5,453,504                423,609
                                                                                       -----------------       ------------------
  Net increase (decrease) in equity accounts
    resulting from operations..........................................................       6,532,177                373,300
                                                                                       -----------------       ------------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..................................................      44,671,168             10,915,809
                                                                                       -----------------       ------------------
  Less cost of units redeemed:
    Administrative charges.............................................................          26,869                  2,281
    Policy loans.......................................................................           8,808                  4,781
    Surrender benefits.................................................................       1,799,668                139,102
    Death benefits.....................................................................          78,444                      0
                                                                                       -----------------       ------------------
                                                                                              1,913,789                146,164
                                                                                       -----------------       ------------------
    Increase (decrease) in equity accounts from
      capital unit transactions........................................................      42,757,379             10,769,645
                                                                                       -----------------       ------------------
    Net increase (decrease) in equity accounts.........................................      49,289,556             11,142,945
  Depositor's equity contribution (redemption).........................................        (272,958)               260,000
EQUITY ACCOUNTS:
  Beginning of period..................................................................      11,402,945                      0
                                                                                       -----------------       ------------------
  End of period........................................................................   $  60,419,543           $ 11,402,945
                                                                                       =====================   ====================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
AGGRESSIVE GROWTH SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                              DECEMBER 31
                                                       -------------------------
                                                         1995            1994+
                                                       --------         --------
Accumulation unit value, beginning of period....       $   9.78         $  10.00
  Income from operations:
    Net investment income (loss)................            .40             (.10)
    Net realized and unrealized
      gain (loss) on investments................           3.13             (.12)
                                                       --------         --------
      Total income (loss) from operations.......           3.53             (.22)
                                                       --------         --------
Accumulation unit value, end of period..........       $  13.31         $   9.78
                                                       =========        =========
Total return....................................          36.10%           (2.18)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 60,420         $ 11,403
  Ratio of net investment income (loss)
    to average net assets.......................           3.04%            (.99)%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
BALANCED SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS


ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Balanced Portfolio
      (1,502,723.671 shares; cost
      $ 14,649,370).......................     $  15,980,734
  Accrued transfers from (to)
    depositor - net.......................            88,060
                                             -----------------
      Total assets........................        16,068,794
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $  16,068,794
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Balanced sub-account
      (1,436,511.861084 units;
      $ 11.032381 unit value).............     $  15,848,146
  Depositors' equity:
      Balanced sub-account
      (20,000.000000 units;
      $ 11.032381 unit value).............           220,648
                                             -----------------
      Total equity........................     $  16,068,794
                                             ===================

STATEMENT OF OPERATIONS

                                                 YEAR ENDED
                                                DECEMBER 31, 1995
INVESTMENT INCOME:
    Dividend income...........................   $    553,159
    Capital gain distributions................              0
                                              ----------------
                                                      553,159
EXPENSES:
    Mortality and expense risk charges........        169,887
                                              ----------------
      Net investment income (loss)............        383,272
                                              ----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions............................         12,691
    Change in unrealized appreciation
      (depreciation)..........................      1,685,289
                                              ----------------
      Net gain (loss) on investments..........      1,697,980
                                              ----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations..........................   $  2,081,252
                                              ==================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS



                                                                                          YEAR ENDED             PERIOD ENDED
                                                                                       DECEMBER 31, 1995       DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss)..........................................................   $    383,272           $    101,544
  Net gain (loss) on investments........................................................      1,697,980               (358,976)
                                                                                        ----------------       ------------------
  Net increase (decrease) in equity accounts
    resulting from operations...........................................................      2,081,252               (257,432)
                                                                                        ----------------       ------------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)...................................................      6,741,534              8,140,529
                                                                                        ----------------       ------------------
  Less cost of units redeemed:
    Administrative charges..............................................................          8,055                    589
    Policy loans........................................................................              0                 21,306
    Surrender benefits..................................................................        543,786                125,576
    Death benefits......................................................................        137,777                      0
                                                                                        ----------------       ------------------
                                                                                                689,618                147,471
                                                                                        ----------------       ------------------
    Increase (decrease) in equity accounts from
      capital unit transactions.........................................................      6,051,916              7,993,058
                                                                                        ----------------       ------------------
    Net increase (decrease) in equity accounts..........................................      8,133,168              7,735,626
  Depositor's equity contribution (redemption)..........................................              0                200,000
EQUITY ACCOUNTS:
  Beginning of period...................................................................      7,935,626                      0
                                                                                        ----------------       ------------------
  End of period.........................................................................   $ 16,068,794           $  7,935,626
                                                                                        ==================     ====================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
BALANCED SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                DECEMBER 31
                                                       -----------------------------
                                                         1995               1994+
                                                       --------          -----------
Accumulation unit value, beginning of period....       $   9.34            $ 10.00
  Income from operations:
    Net investment income (loss)................            .32                .27
    Net realized and unrealized
      gain (loss) on investments................           1.37               (.93)
                                                       --------          -----------
      Total income (loss) from operations.......           1.69               (.66)
                                                       --------          -----------
Accumulation unit value, end of period..........       $  11.03            $  9.34
                                                       =========         =============
Total return....................................          18.13%             (6.61)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....       $ 16,069            $ 7,936
  Ratio of net investment income (loss)
    to average net assets.......................           3.16%              2.90%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
UTILITY SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Utility Portfolio
      (906,462.911 shares;
      cost $ 9,284,067)...................     $  10,083,189
  Accrued transfers from (to)
    depositor - net.......................             2,453
                                             -----------------
      Total assets........................        10,085,642
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $  10,085,642
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Utility sub-account
      (843,789.458936 units;
      $ 11.676042 unit value).............     $   9,852,121
  Depositors' equity:
      Utility sub-account
      (20,000.000000 units;
      $ 11.676042 unit value).............           233,521
                                             -----------------
      Total equity........................     $  10,085,642
                                             ===================

STATEMENT OF OPERATIONS


                                                YEAR ENDED
INVESTMENT INCOME:                           DECEMBER 31, 1995
    Dividend income..........................    $   313,797
    Capital gain distributions...............         75,695
                                             -----------------
                                                     389,492
EXPENSES:
    Mortality and expense risk charges.......         92,303
                                             -----------------
      Net investment income (loss)...........        297,189
                                             -----------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from securities
      transactions...........................        220,387
    Change in unrealized appreciation
      (depreciation).........................        937,376
                                             -----------------
      Net gain (loss) on investments.........      1,157,763
                                             -----------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.........................    $ 1,454,952
                                             ===================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                          YEAR ENDED              PERIOD ENDED
                                                                                       DECEMBER 31, 1995       DECEMBER 31, 1994*
OPERATIONS:
  Net investment income (loss).........................................................   $     297,189           $     62,720
  Net gain (loss) on investments.......................................................       1,157,763               (154,434)
                                                                                       -----------------       ------------------
  Net increase (decrease) in equity accounts
    resulting from operations..........................................................       1,454,952                (91,714)
                                                                                       -----------------       ------------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)..................................................       5,146,911              3,839,826
                                                                                       -----------------       ------------------
  Less cost of units redeemed:
    Administrative charges.............................................................           4,161                    276
    Policy loans.......................................................................             193                 16,969
    Surrender benefits.................................................................         210,465                144,466
    Death benefits.....................................................................          87,803                      0
                                                                                       -----------------       ------------------
                                                                                                302,622                161,711
                                                                                       -----------------       ------------------
    Increase (decrease) in equity accounts from
      capital unit transactions........................................................       4,844,289              3,678,115
                                                                                       -----------------       ------------------
    Net increase (decrease) in equity accounts.........................................       6,299,241              3,586,401
  Depositor's equity contribution (redemption).........................................               0                200,000
EQUITY ACCOUNTS:
  Beginning of period..................................................................       3,786,401                      0
                                                                                       -----------------       ------------------
  End of period........................................................................   $  10,085,642           $  3,786,401
                                                                                       ===================     ====================

*  The inception date of this sub-account was March 1, 1994.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
UTILITY SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                                     DECEMBER 31
                                                       ----------------------------------------
                                                             1995                     1994+
                                                       -----------------          -------------
Accumulation unit value, beginning of period....           $    9.45                 $ 10.00
  Income from operations:
    Net investment income (loss)................                 .47                     .33
    Net realized and unrealized
      gain (loss) on investments................                1.76                    (.88)
                                                       -----------------          -------------
      Total income (loss) from operations.......                2.23                    (.55)
                                                       -----------------          -------------
Accumulation unit value, end of period..........           $   11.68                 $  9.45
                                                       ===================        ===============
Total return....................................               23.52%                  (5.47)%
Ratios and supplemental data:
    Net assets at end of period (in
      thousands)................................           $  10,086                 $ 3,786
    Ratio of net investment income (loss)
      to average net assets.....................                4.50%                   3.48%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was March 1, 1994. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
TACTICAL ASSET ALLOCATION SUB-ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

ASSETS:                                      DECEMBER 31, 1995
  Investments, at net asset value:
    WRL Series Fund, Inc.:
      Tactical Asset Allocation Portfolio
      (6,619,630.020 shares;
      cost $ 74,153,257)..................     $  76,074,774
  Accrued transfers from (to)
    depositor - net.......................        (3,775,165)
                                             -----------------
      Total assets........................        72,299,609
                                             -----------------
LIABILITIES:..............................                 0
                                             -----------------
      Total net assets....................     $  72,299,609
                                             ===================
EQUITY ACCOUNTS:
  Contract Owners' equity:
      Tactical Asset Allocation
      sub-account
      (6,104,684.950590 units;
      $ 11.843299 unit value).............     $  72,299,609
                                             -----------------
      Total equity........................     $  72,299,609
                                             ===================

STATEMENT OF OPERATIONS

                                               PERIOD ENDED
INVESTMENT INCOME:                          DECEMBER 31, 1995*
    Dividend income........................     $  1,141,213
    Capital gain distributions.............        1,381,088
                                           --------------------
                                                   2,522,301
EXPENSES:
    Mortality and expense risk charges.....          406,309
                                           --------------------
      Net investment income (loss).........        2,115,992
                                           --------------------
Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss) from
      securities transactions..............        1,248,103
    Change in unrealized appreciation
      (depreciation).......................        1,921,517
                                           --------------------
      Net gain (loss) on investments.......        3,169,620
                                           --------------------
        Net increase (decrease) in equity
          accounts resulting from
          operations.......................     $  5,285,612
                                           =====================

STATEMENT OF CHANGES IN EQUITY ACCOUNTS

                                                                                                                 PERIOD ENDED
                                                                                                              DECEMBER 31, 1995*
OPERATIONS:
  Net investment income (loss)................................................................................    $   2,115,992
  Net gain (loss) on investments..............................................................................        3,169,620
                                                                                                              -------------------
  Net increase (decrease) in equity accounts
    resulting from operations.................................................................................        5,285,612
                                                                                                              -------------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed).........................................................................       70,478,164
                                                                                                              -------------------
  Less cost of units redeemed:
    Administrative charges....................................................................................            7,030
    Policy loans..............................................................................................            8,139
    Surrender benefits........................................................................................        3,423,825
    Death benefits............................................................................................           18,074
                                                                                                              -------------------
                                                                                                                      3,457,068
                                                                                                              -------------------
    Increase (decrease) in equity accounts from
      capital unit transactions...............................................................................       67,021,096
                                                                                                              -------------------
    Net increase (decrease) in equity accounts................................................................       72,306,708
    Depositor's equity contributions (redemption).............................................................           (7,099)
EQUITY ACCOUNTS:
  Beginning of period.........................................................................................                0
                                                                                                              -------------------
  End of period...............................................................................................    $  72,299,609
                                                                                                              =====================

*  The inception date of this sub-account was January 3, 1995.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
TACTICAL ASSET ALLOCATION SUB-ACCOUNT
--------------------------------------------------------------------------------

SELECTED PER UNIT DATA AND RATIOS*
FOR THE PERIOD ENDED

                                                       DECEMBER 31
                                                       -----------
                                                          1995+
                                                       -----------
Accumulation unit value, beginning of period....        $   10.00
  Income from operations:
    Net investment income (loss)................              .82
    Net realized and unrealized
      gain (loss) on investments................             1.02
                                                       -----------
      Total income (loss) from operations.......             1.84
                                                       -----------
Accumulation unit value, end of period..........        $   11.84
                                                       =============
Total return....................................            18.43%
Ratios and supplemental data:
  Net assets at end of period (in thousands)....        $  72,300
  Ratio of net investment income (loss)
    to average net assets.......................             7.29%

* The above table illustrates the change for a unit outstanding computed using average units outstanding throughout each period.

+ The inception date of this sub-account was January 3, 1995. The total return and ratio of net investment income to average net assets are not annualized.

   The notes to the financial statements are an integral part of this report.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1995

NOTE 1 - ORGANIZATION AND SUMMARY OF
SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types: the WRL Freedom Variable Annuity and the WRL Freedom Attainer ("Annuity #1"); the WRL Freedom Bellwether and the WRL Freedom Conqueror ("Annuity #2"). Each contains eleven investment options referred to as sub-accounts. Each sub-account invests in the corresponding portfolio of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These portfolios and their respective investment management organizations are as follows:

       PORTFOLIO              INVESTMENT MANAGER
-----------------------  -----------------------------
Money Market             Janus Capital Corporation
                           ("JCC")
Bond                     JCC
Growth                   JCC
Short-to Intermediate    AEGON USA Investment
  Government               Management, Inc. ("AEGON
                           Management")
Global                   JCC
Equity-Income            Luther King Capital
                           Management Corporation
Emerging Growth          Van Kampen American Capital
                           Asset Management, Inc.
Aggressive Growth        Fred Alger Management, Inc.
Balanced                 AEGON Management
Utility                  Federated Investment
                           Counseling
Tactical Asset           Dean Investment Associates
  Allocation

     WRL and AEGON Management are indirectly wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

     On January 3, 1995, WRL made an initial contribution of $150,000 to the Annuity Account, Tactical Asset Allocation sub-account, for which WRL received 15,000.000000 units. On April 20, 1995, WRL redeemed the initial contribution in the Annuity Account, Tactical Asset Allocation sub-account, for $157,099.

     The Annuity #2 sub-accounts were established on December 3, 1992 to hold assets that support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A.  VALUATION OF INVESTMENTS

    The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on December 31, 1995. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.  FEDERAL INCOME TAXES

    The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

--------------------------------------------------------------------------------

WRL SERIES ANNUITY ACCOUNT
BELLWETHER AND CONQUEROR
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE 2 - CHARGES AND DEDUCTIONS

     Charges are assessed by WRL in connection with issuance and administration of the Contracts.

A.  CONTRACT CHARGES

    No deduction for sales expenses are made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

    On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B.  ANNUITY #2 SUB-ACCOUNTS CHARGES

    A daily charge equal to an annual rate of 1.40% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 - DIVIDENDS AND DISTRIBUTIONS

     Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are declared and reinvested semiannually, while capital gain distributions are declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Annuity Account the next business day after declaration.

NOTE 4 - OTHER MATTERS

     As of December 31, 1995 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

              SUB-ACCOUNT
---------------------------------------
Money Market........................... $        n/a
Bond...................................    1,047,678
Growth.................................   28,483,424
Short-to-Intermediate Government.......      377,184
Global.................................   12,265,025
Equity-Income..........................   10,995,195
Emerging Growth........................   22,413,248
Aggressive Growth......................    3,711,280
Balanced...............................    1,331,364
Utility................................      799,122
Tactical Asset Allocation..............    1,921,517

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                                       51

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

--------------------------------------------------------------------------------
             W R L   S E R I E S   A N N U I T Y   A C C O U N T
--------------------------------------------------------------------------------

                                 OFFICE OF THE
                           WRL SERIES ANNUITY ACCOUNT
                              201 Highland Avenue
                                Largo, FL 34640
                                 1-800-851-9777
                                   Ext. 6538
                 ---------------------------------------------

                                  DISTRIBUTOR:
                             InterSecurities, Inc.
                              201 Highland Avenue
                                Largo, FL 34640
                 ---------------------------------------------

                                    INSURER:
                   Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                                Largo, FL 34640
                 ---------------------------------------------

                            INDEPENDENT ACCOUNTANTS:
                              Price Waterhouse LLP
                                 1055 Broadway
                             Kansas City, MO 64105

                                (FILM SUPPLIED)

THIS MATERIAL IS FOR CONTRACT HOLDER'S
REPORTING PURPOSES ONLY AND SHALL NOT
BE USED IN CONNECTION WITH A SOLICITATION,
OFFER OR ANY PROPOSED SALE OR PURCHASE
OF SECURITIES UNLESS PRECEDED OR
ACCOMPANIED BY A PROSPECTUS.

                                  [WRL LOGO]
--------------------------------------------------------------------------------

                   Western Reserve Life Assurance Co. of Ohio
                       Distributor: InterSecurities, Inc.
                   P.O. Box 5068 - Clearwater, FL 34618-5068

February 1996
ACC00002-A (2/96)